Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Net loss for the year	$ (6,917,910)	$ (4,023,466)	$ (4,786,514)
Adjusted for non-cash items:
Share based compensation	0	1,920	941,854
Depreciation	345,095	345,188	383,476
Amortization of right-of-use assets	694,730	782,108	434,837
Amortization of licenses	164,582	164,582	141,249
Interest expense	529,473	308,877	606,830
Interest on lease liability	473,136	531,768	223,798
Accretion expense	26,741	61,319	184,410
Loss on convertible debentures	218,567	0	0
Loss on disposal of assets	0	0	7,422
Impairment of assets	1,030,537	211,774	664,543
Impairment of intangible assets	2,145,628	0	0
Allowance for loan receivable	264,800	0	0
Loss on settlement	0	99,635	0
Gain on extinguishment of lease	(52,126)	(29,635)	0
Promissory note extension	0	0	11,630
Change in fair value of biological assets	0	0	(166,458)
Foreign exchange loss (gain)	(49,363)	(186,372)	307,673
Income taxes expense	48,720	54,757	315,362
Deferred tax recovery	(15,120)	(15,120)	(13,759)
Changes in non-cash working capital items:
Accounts receivable	34,101	(73,379)	(5,750)
Prepaid expenses and deposits	(87,777)	(52,595)	(183,031)
Inventory	(195,528)	(219,432)	(242,426)
Accounts payable and accrued liabilities	1,043,185	231,001	600,761
Harmonized sales tax payable	76,273	(172,295)	126,035
Income taxes payable	(183,699)	(51,132)	0
Contract liability	(46,778)	(41,207)	226,903
Cash used in operating activities	(452,733)	(2,071,704)	(221,155)
Additions to property and equipment	(761,937)	(661,636)	(740,995)
Proceeds from disposal of property and equipment	0	2,726,680	38,538
Repayment of deposit received	53,059	0	96,587
Acquistion of Manitoba	0	0	2,059
Acquistion of Extraction Tech	0	0	2,266
Acquistion of non-controlling interest shares	0	0	(265,975)
Cash provided by (used in) investing activities	(708,878)	2,065,044	(872,052)
Repayment of convertible debentures	0	0	(30,000)
Repayment of promissory notes	(272,194)	(583,809)	(490,493)
Proceeds from issuance of promissory notes	1,272,715	888,405	0
Repayment of mortgage payable	(206,849)	(755,789)	(151,639)
Proceeds from refinanced mortgage payable	95,485	0	0
Payment of lease liabilities	(1,023,517)	(985,192)	(501,365)
Proceeds from share subscriptions received in advance	0	0	647,296
Proceeds from private placement	0	1,981,810	2,275,534
Proceeds from the exercise of warrants	0	210,000	0
Payment of dividends to non-controlling interest shareholders	0	(34,737)	(177,975)
Cash provided by (used in) financing activities	(134,360)	720,688	1,571,358
Effect of exchange rate changes on cash	(32,684)	(24,046)	(67,396)
Net increase (decrease) in cash and cash equivalents	(1,328,655)	689,982	410,755
Cash and cash equivalents, beginning of year	1,748,476	1,058,494	647,739
Cash and cash equivalents, end of year	419,821	1,748,476	1,058,494
Cash and cash equivalents consist of:
Cash	248,416	714,826	1,058,494
Restricted cash	$ 171,405	$ 1,033,650	$ 0